SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

Pre-Effective Amendment No.                                           [ ]


Post-Effective Amendment No.    1     (File No. 333-32330)            [X]
                               ---
AXP FEDERAL INCOME FUND, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

It is proposed that this filing will become effective (check appropriate box)
     [X] immediately upon filing  pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If  appropriate,  check the  following  box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment No.1 to Registration Statement No. 333-32330 filed on or about April 17, 2000.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment No.1 to Registration Statement No. 333-32330 filed on or about April 17, 2000.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

     (1)  Articles  of  Incorporation,  as amended  October 17,  1988,  filed as
          Exhibit  1  to   Registrant's   Post-Effective   Amendment  No.  7  to
          Registration Statement No. 2-96512, are incorporated by reference.

     (2)  By-laws,   as  amended  January  10,  1996,  filed  as  Exhibit  2  to
          Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 2-96512, are incorporated by reference.

     (3)  Voting Trust Agreement: Not Applicable.

     (4) Form of Agreement and Plan of Reorganization, dated March 10, 2000, filed electronically as Exhibit 1 to Part A of Registrant's Pre-Effective Amendment No.1 to Registration Statement No. 333-32330, filed on or about April 17, 2000, is incorporated by reference.

     (5) Stock Certificate for common stock, filed as Exhibit No. 4 to Registration Statement No. 2-96512, is incorporated by reference.

     (6) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-96512, is incorporated by reference. The agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

     (7) Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, is incorporated by reference to Exhibit 6 to Registrant's Post-Effective Amendment No. 26 filed on or about July 30, 1998.

     (8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, is incorporated by reference to Exhibit 8(a) to Registrant's Post-Effective Amendment No. 26 filed on or about July 30, 1998.

(9)(b) Addendum to Custodian Agreement between IDS Federal Income Fund, Inc., American Express Trust Company and American Express Financial Corporation, dated June 10, 1996, filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 2-96512, is incorporated by reference.

(9)(c) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendment differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No.
          2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Rule 18f-3 Plan, dated April 1999, is incorporated by reference to Exhibit o to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 21, 1999.

     (11) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit (11) to Registration Statement No. 333-32330 filed on or about March 13, 2000.

     (12) Tax Opinion is filed electronically herewith.

(13)(a) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is incorporated by reference to Exhibit 9(e) to Registrant's Post-Effective Amendment No. 26 filed on or about July 30, 1998.

(13)(b) Agreement and Declaration of Unitholders between IDS Federal Income Fund, Inc. and Strategist Income Fund, Inc., dated June 10, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 2-96512, is incorporated by reference.

(13)(c) License Agreement between Registrant and IDS Financial Corporation, dated January 25, 1988, filed as Exhibit 9(b) to Post-Effective Amendment No. 7 to Registration Statement No. 2-96512, is incorporated by reference.

(13)(d) Agreement and Plan of Reorganization, dated Sept. 8, 1994, between IDS Strategy Fund, Inc, and IDS Federal Income Fund, Inc., filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1, on Form N-14, is incorporated by reference.

(13)(e) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(f) Transfer Agency Agreement dated Feb. 1, 1999 between Registrant and American Express Client Service Corporation is incorporated by reference to Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 27 filed on or about May 26, 1999.

(14)      Independent  Auditors' Consent is incorporated by reference to Exhibit
          (14) to Pre-Effective Amendment No.1 to Registration Statement No. 333-32330 filed on or about April 17, 2000.

(15)      Omitted Financial Statements: Not Applicable

(16)(a) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(a) to Registration Statement No. 333-32330 filed on or about March 13, 2000.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(b) to Registration Statement No. 333-32330 filed on or about March 13, 2000.

(16)(c) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(c) to Registration Statement No. 333-32330 filed on or about March 13, 2000.

(16)(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(d) to Registration Statement No. 333-32330 filed on or about March 13, 2000.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

Item 17.  Undertakings

          None.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, AXP Federal Income Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 31st day of July, 2000.

AXP FEDERAL INCOME FUND, INC.


By /s/ Arne H. Carlson**
       Arne H. Carlson, Chief Executive Officer


By /s/ John M. Knight
       John M. Knight, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2000.

Signature                                        Capacity

____________________________                     Director
 Peter J. Anderson

/s/ H. Brewster Atwater, Jr.*                    Director
    H. Brewster Atwater, Jr.

/s/ Arne H. Carlson*                             Chairman of the Board
    Arne H. Carlson

/s/ Lynne V. Cheney*                             Director
    Lynne V. Cheney

/s/ David R. Hubers*                             Director
    David R. Hubers

/s/ Heinz F. Hutter*                             Director
    Heinz F. Hutter

/s/ Anne P. Jones*                               Director
    Anne P. Jones

/s/ William R. Pearce*                           Director
    William R. Pearce

/s/ Alan K. Simpson*                             Director
    Alan K. Simpson

/s/ John R. Thomas*                              Director
    John R. Thomas

/s/ C. Angus Wurtele*                            Director
    C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(a) to Registration Statement No. 333-32330, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(b) to Registration Statement No. 333-32330, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on behalf of the Registrant, in the City of Minneapolis and the State of Minnesota on the 31st day of July, 2000.


INCOME TRUST


By /s/ Arne H. Carlson****
       Arne H. Carlson, Chief Executive Officer

By /s/ John M. Knight
       John M. Knight, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2000.

Signature                                        Capacity

_____________________________                    Trustee
 Peter J. Anderson

/s/ H. Brewster Atwater, Jr.***                  Trustee
    H. Brewster Atwater, Jr.

/s/ Arne H. Carlson***                           Chariman of the Board
    Arne H. Carlson

/s/ Lynne V. Cheney***                           Trustee
    Lynne V. Cheney

/s/ David R. Hubers***                           Trustee
    David R. Hubers

/s/ Heinz F. Hutter***                           Trustee
    Heinz F. Hutter

/s/ Anne P. Jones***                             Trustee
    Anne P. Jones

/s/ William R. Pearce***                         Trustee
    William R. Pearce

/s/ Alan K. Simpson***                           Trustee
    Alan K. Simpson

/s/ John R. Thomas***                            Trustee
    John R. Thomas

/s/ C. Angus Wurtele***                          Trustee
    C. Angus Wurtele


***Signed pursuant to Trustees' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(c) to Registration Statement No. 333-32330, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

****Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(d) to Registration Statement No. 333-32330, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

CONTENTS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT


This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus.

Part B.

     The Statement of Additional Information.

Part C.

     Other information.

     Exhibits.

     Undertakings.

The signatures.